Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income from continuing operations before provision for income taxes	$ 629	$ 589	$ 529
United Kingdom statutory tax rate (as a percent)	23.50%	19.00%	19.00%
Statutory tax expense (benefit)	$ 148	$ 112	$ 100
Change in valuation allowances	91	22	125
Italy regional tax (“IRAP”) and state taxes	44	33	41
Non-deductible expenses	9	17	25
Base erosion and anti-abuse (“BEAT”) tax	8	0	17
Foreign tax and statutory rate differential	(9)	42	17
Foreign tax expense, net of U.S. federal benefit	17	18	11
Provision to return adjustment	(5)	(9)	6
GILTI tax	10	9	5
Non-taxable gain on sale of business	0	(79)	0
Non-taxable foreign exchange loss (gain)	2	2	(11)
Italian patent box tax benefit	(2)	0	(27)
Change in unrecognized tax benefits	18	3	0
Tax law changes	0	6	(38)
Other	(8)	(1)	2
Provision for income taxes	$ 322	$ 175	$ 274
Effective tax rate (as a percent)	51.20%	29.70%	51.80%